Payments, by Category - 12 months ended Dec. 31, 2025 $ in Millions	USD ($) [1]
Payments:
Taxes	$ 817.1
Royalties	222.5
Fees	13.4
Total Payments	$ 1,068.6

[1]
When payments are made in A$, C$, S/., GH ₵ , Rand, GBP or CLP, they were converted into US$ using the average exchange rates during the reporting period. The average exchange rates for the period from January 1 to December 31, 2025 were A$/US$: 0.64, C$/US$: 0.72, US$/ZAR: 17.88, US$/PEN: 3.57, US$/CLP: 950.98, US$/GH ₵ :11.70 and GBP/US$: 1.32 .